Intangible Assets, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 3 – INTANGIBLE ASSETS, NET

As of June 30, 2022 and 2021, the Company has the following amounts related to intangible assets:

	GoLogiq (fka Lovarra) (Including CreateApp)	Data Logiq	Total

Cost as of January 1, 2022	$1,885,330	$19,718,391	$21,603,721
Additions	$-	$-	$-
Cost as of June 30, 2022	$1,885,330	$19,718,391	$21,603,721

Amortization
Brought forward as of January 1, 2022	$1,396,398	$5,410,127	$6,806,525
Charge for the period	$62,566	$1,964,625	$2,027,191
Accumulated depreciation as of June 30, 2022	$1,458,964	$7,374,752	$8,833,716

Net intangible assets as of June 30, 2022	$426,366	$12,343,639	$12,770,005

Net intangible assets as of December 31, 2021	$488,932	$14,308,264	$14,797,196

Amortization expense related to intangible assets for the three months ended June 30, 2022 and 2021 amounted to $1,009,988 and $1,017,202, respectively.

Amortization expense related to intangible assets for the six months ended June 30, 2022 and 2021 amounted to $2,027,191 and $1,694,907, respectively.

No significant residual value is estimated for these intangible assets.

The estimated future amortization expense of intangible costs as of June 30, 2022 in the next five fiscal years and thereafter is as follows:

Remaining of 2022	$2,041,620
2023	4,068,811
2024	4,068,811
2025	2,251,265
2026 and thereafter	339,498
$12,770,005

NOTE 3 – INTANGIBLE ASSETS, NET

As of December 31, 2021 and 2020, the Company has the following amounts related to intangible assets:

	Logiq (Delaware)	DataLogiq	Total

Cost as of January 1, 2021	$1,885,330	$12,928,422	$14,813,752
Additions	$-	$6,789,969	$6,789,969
Cost as of December 31, 2021	$1,885,330	$19,718,391	$21,603,721

Amortization
Brought forward as of January 1, 2021	$1,271,265	$1,805,947	$3,077,212
Charge for the period	$125,133	$3,604,180	$3,729,313
Accumulated depreciation as of December 31, 2021	$1,396,398	$5,410,127	$6,806,525

Net intangible assets as of December 31, 2021	$488,932	$14,308,264	$14,797,196

Net intangible assets as of December 31, 2020	$614,065	$11,122,475	$11,736,540

Amortization expenses related to intangible assets for the three months ended December 31, 2021 and 2010 amounted to $1,017,202 and $599,730, respectively. Amortization expenses related to intangible assets for the twelve months ended December 31, 2021 and 2020 amounted to $3,729,313 and $1,919,480, respectively.

No significant residual value is estimated for these intangible assets.

The estimated future amortization expense of intangible costs as of December 31, 2021 in the following fiscal years is as follows:

2022	$4,068,811
2023	4,068,811
2024	4,068,811
2025	2,251,265
2026 and thereafter	339,498
$14,797,196